Guarantor Financial Statements - SRA	3 Months Ended
Sep. 30, 2015
Guarantor Financial Statements [Abstract]
Guarantor Financial Statements
Guarantor Financial Statements:
Sterling Parent and all of SRA’s subsidiaries fully and unconditionally guarantee the debt of SRA. No separate financial statements of SRA Companies, Inc. are presented herein, since SRA Companies, Inc. has no independent assets or operations.